Prepayments, Deposits and Other Assets, Net - Schedule of Prepayments, Deposits and Other Assets, Net (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Prepayments, Deposits and Other Assets, Net [Abstract]
Prepaid expenses	[1]	$ 1,335,006	$ 1,106,119
Contract assets		698,006	320,348
Advances and deposits to suppliers	[1]	749,433	756,241
Deferred contract costs	[2]	3,228,991	5,027,030
Note receivables	[3]	1,653,526	335,193
Advances to employees		743,160	371,799
Prepaid VAT		49,143	8,360
Less: allowance for credit losses		(2,843)	(1,764)
Total		8,454,422	7,923,326
Less: non-current portion		(723,177)	(481,761)
Prepayments, deposits and other assets – current portion		$ 7,731,245	$ 7,441,565

[1]	Prepaid expenses, advances and deposits to suppliers primarily consist of advances and deposits to suppliers
[2]	The Company recognized $1,707,324 of impairment loss on deferred contract costs for the year ended June 30, 2026.
[3]	Notes receivable represents accounts receivable due from various customers where the customers’ banks or customers have guaranteed the payments. The notes are non-interest bearing and normally paid within three to six months. The Company has the ability to submit request for payment to the customer’s bank earlier than the scheduled payment date, but will incur an interest charge and a processing fee